ANNUAL REPORT

AUGUST 31, 2000

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President's Message	1
Management Discussion and Analysis	3
Portfolios of Investments	17
Notes to Portfolios of Investments	36
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	46
Combined Notes to Financial Statements	50
Report of Ernst & Young LLP, Independent Auditors	57

  Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
  Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.
  An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the Hibernia Funds. This Report covers the activity of the Hibernia Funds over the 12-month fiscal year reporting period from September 1, 1999 through August 31, 2000. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and audited financial statements for each fund.

The highlights for each Hibernia fund over the 12-month reporting period are as follows:

  Hibernia Capital Appreciation Fund produced a strong total return in a volatile market. For Class A Shares, the total return was 18.55%.* Contributing to the total return were capital gains totaling $3.15 per share, and a 5% increase in net asset value. For Class B Shares, the total return was 17.65%.* Contributing to the total return were capital gains of $3.15 per share and a 4% increase in net asset value. At the end of the reporting period, net assets in the fund reached $401.2 million.
  Hibernia Louisiana Municipal Income Fund, a high-quality portfolio designed for tax-sensitive Louisiana residents, paid double-tax-free dividends totaling $0.55** per share and capital gains totaling $0.10 per share. The fund's net asset value began and ended the reporting period at $10.85. The Fund's interest income contributed to a positive total return of 6.23%.* At the end of the reporting period, net assets totaled $93.7 million.
  Hibernia Mid Cap Equity Fund produced an extremely strong total return. For Class A Shares, the total return was 41.06%, while Class B Shares produced a total return of 40.04%.* A significant increase in net asset value continued to account for the fund's returns. At the end of the reporting period, net assets in the fund reached $30.3 million.
  Hibernia Total Return Bond Fund, a diversified portfolio of bonds, paid a strong dividend stream that totaled $0.58 per share. The fund's net asset value decreased from $9.68 on the first day of the reporting period to $9.62 on the last day of the reporting period. The fund's interest income contributed to a positive total return of 5.53%.* At the end of the reporting period, net assets stood at more than $77.9 million.
  Hibernia U.S. Government Income Fund paid a strong dividend stream totaling $0.57 per share, while its net asset value increased slightly from $9.81 to $9.85. As a result, the fund produced a positive total return of 6.47%.* Net assets ended the reporting period at $85.7 million.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges for Class A Shares or contingent deferred sales charges for Class B Shares. Total returns based on the maximum sales charge and contingent deferred sales charge for the 12-month period are as follows: Hibernia Capital Appreciation Fund Class A Shares, 13.21%; Hibernia Capital Appreciation Fund Class B Shares, 12.15%; Hibernia Louisiana Municipal Income Fund, 3.00%; Hibernia Mid Cap Equity Fund Class A Shares, 34.76%; Hibernia Mid Cap Equity Fund Class B Shares, 34.54%; Hibernia Total Return Bond Fund, 2.36%; and Hibernia U.S. Government Income Fund, 3.31%.

** Income may be subject to the federal alternative minimum tax.

  Hibernia Cash Reserve Fund, a portfolio of high quality money market securities, paid dividends of $0.05 per share for Class A Shares and $0.04 per share for Class B Shares. At the end of the reporting period, net assets stood at more than $232.5 million.
  Hibernia U.S. Treasury Money Market Fund, a portfolio of U.S. Treasury money market securities, paid dividends of $0.05 per share. At the end of the reporting period, net assets totaled more than $198.4 million.

Thank you for pursuing your financial goals through the professional management and diversification of the Hibernia Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
October 15, 2000

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Annual Report/12-month period from September 1, 1999 through August 31, 2000

Q. While it was a strong year overall for large-cap, growth-oriented stocks, volatility impacted the market and the technology sector in particular. What are your comments?

A. Technology was the focal point of the market in a very volatile environment. The market must deal with a slowing economy going forward.

Q. What was the fund's total return over the 12-month reporting period ended August 31, 2000?

A. Hibernia Capital Appreciation Fund--A Shares had a total return of 18.55% on an NAV basis for the 12 months ended August 31, 2000 and Class B shares had a total return of 17.65%* on an NAV basis.

Q. Earnings seem to be the key market driver. What are your impressions on the direction of the market going forward?

A. The market will continue to focus on earnings growth in a slowing economic environment. We expect that the market should do reasonably well going forward.

* Class B Shares return does not reflect the applicable contingent deferred sales charge.

Hibernia Capital Appreciation Fund--Class A Shares

Growth of $10,000 Invested in Hibernia Capital Appreciation Fund--Class A Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Capital Appreciation Fund--Class A Shares (the "Fund") from August 31, 1990 to August 31, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	13.21%
5 Years	22.08%
10 Years	17.76%

Past performance is no guarantee of future performance. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988 (start of performance). For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. Effective September 1, 1996, the maximum sales charge has been changed to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 4.50% sales charge.

Hibernia Capital Appreciation Fund--Class B Shares

Growth of $10,000 Invested in Hibernia Capital Appreciation Fund--Class B Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	12.15%
Start of Performance (12/2/96)	19.78%

Past performance is no guarantee of future performance. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Louisiana Municipal Income Fund
Annual Report/12 month period from September 1, 1999 through August 31, 2000

Q. What is your review of the municipal bond market, which performed very well vs. U.S. Treasury securities over the fund's fiscal year?

A. The municipal bond market performed remarkably well during the fiscal year ended August 31, 2000. Lack of new issue supply in the midst of healthy investor demand provided support to the market in the face of a difficult taxable fixed income bond market.

Q. How did Hibernia Louisiana Municipal Income Fund perform on a total return and dividend income basis?

A. The total return for the fund for the fiscal year was 6.23%. While the share price remained unchanged at August 31, 2000, the fund paid an income dividend of $0.55 and a capital gain distribution of $0.10.

Q. What factors will be driving the municipal bond market over the near future?

A. Looking ahead the municipal bond market performance will be a function of several key factors. Continued low inflation and high worker productivity should allow interest rates in general to remain stable. A projected return to more historical rates of return in the equity markets will help funnel demand out of stocks and into municipal bonds. And finally the economic wealth generated over the past several years through corporate mergers and buyouts will create increasing demand for safe tax advantaged investments.

Hibernia Louisiana Municipal Income Fund

Growth of $10,000 Invested in Hibernia Louisiana Municipal Income Fund

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Louisiana Municipal Income Fund (the "Fund") from August 31, 1990 to August 31, 2000, compared to the Lehman Ten Year Insured Index ("LTYII").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN ** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	3.00%
5 Years	4.82%
10 Years	6.62%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The LTYII is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988 (start of performance). Effective October 31, 1993, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LTYII has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total returns reflect the current 3.00% sales charge.

Hibernia Mid Cap Equity Fund
Annual Report/12-month period from September 1, 1999 through August 31, 2000

Q. While technology stocks have been impacted by a high level of volatility, it was nevertheless a good year for mid-cap stocks. What are your comments?

A. Technology stocks led the way, and should continue to do so. Mid-cap stocks should continue to do well in a slowing economic environment.

Q. Hibernia Mid Cap Equity Fund continued to perform well. How did the fund perform over the 12-month reporting period ended August 31, 2000?

A. The Mid Cap Equity Fund had a total return of 41.06% on an NAV basis for Class A Shares and a total return of 40.04% for Class B Shares* on an NAV basis for the 12-month reporting period ended August 31, 2000.

Q. What will be the major influences on the direction of the mid-cap market going forward?

A. The technology sector should continue to be the focal point of the mid-cap market. Focus will be on the rate of growth in this sector, and a few others, in the face of a slowing economy.

* Class B Shares return does not reflect the applicable contingent deferred sales charge.

Hibernia Mid Cap Equity Fund--Class A Shares

Growth of $10,000 Invested in Hibernia Mid Cap Equity Fund--Class A Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Mid Cap Equity Fund--Class A Shares (the "Fund") from August 31, 1990** to August 31, 2000, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	34.76%
5 Years	22.84%
10 Years	17.76%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Hibernia Mid Cap Equity Fund--Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 7/12/98 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** Total returns reflect the current 4.50% sales charge.

Hibernia Mid Cap Equity Fund--Class B Shares

Growth of $10,000 Invested in Hibernia Mid Cap Equity Fund--Class B Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Mid Cap Equity Fund--Class B Shares (the "Fund") from July 13, 1998 (start of performance) to August 31, 2000, compared to the Standard & Poor's 400 Index ("S&P 400").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	34.54%
Start of Performance (7/13/98)	22.43%

Past performance is no guarantee of future performance. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Total Return Bond Fund

Q. After an extended period of interest rate increases, the Federal Reserve stood pat and left rates unchanged at its most recent meeting. What are your comments on the bond market environment over the fund's last fiscal year?

A.The bond market environment was extremely volatile during the 12 month period ended August 31, 2000. The red hot domestic economy, tight labor markets, higher energy prices and a restrictive Federal Reserve policy all conspired to push interest rates dramatically higher during the first few months of the fiscal year. Investors turned bullish in January only to reverse course again in April and drive interest rates higher again. In May evidence of a cooler economy and tame inflation allowed interest rates to move lower. Interest rates ended the fiscal year largely where they stated.

Q. How did the fund perform in terms of total return and dividend income?

A.The fund experienced a positive total return for the fiscal year of 5.53%. The Fund paid an income dividend of $0.58 and the share price declined by $0.06.

Q.Have you made any material adjustments to the fund's mix of government and corporate bonds?

A.Over the past year we have worked to increase the portfolio allocation to higher yielding investment grade corporate bonds and reduce lower yielding U.S. Treasury notes and bonds.

Q.Bond returns have been improving, and the Federal Reserve's rate increases appear to be successful in slowing the economy. Is there reason for greater optimism among bond investors?

A.The fundamental outlook for the bond market is greatly improved. The Federal Reserve appears to be moving to the sidelines and the economy appears headed for a soft landing. Inflation remains subdued while worker productivity continues to rise.

Hibernia Total Return Bond Fund

Growth of $10,000 Invested in Hibernia Total Return Bond Fund

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Total Return Bond Fund (the "Fund") from November 2, 1992 (start of performance) to August 31, 2000, compared to the Salomon Brothers Broad Investment Grade Bond Index ("SBBIGBI").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	2.36%
5 Years	4.63%
Start of Performance	5.23%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The SBBIGBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total returns reflect the current 3.00% sales charge.

Hibernia U.S. Government Income Fund
Annual Report 12-month period from September 1, 1999 through August 31, 2000

Q. After an extended period of interest rate increases, the Federal Reserve stood pat and left rates unchanged at its most recent meeting. What are your comments on the government bond market environment over the fund's fiscal year?

A. The fiscal year ended August 31, 2000 was a turbulent one for bond investors. Rates rose, declined, rose again, and declined again, finishing the year just about where they started. In the end, investors were able to earn the coupon on their bonds investments without any appreciation or depreciation.

Q. How did the fund perform in terms of total return and dividend income?

A. Total return for the fund for the 12 months ended August 31, 2000 was 6.47% based on net asset value. Dividends remained constant over the 12 month reporting period resulting in overall dividend income of approximately $0.57 cents per share.

Q. Bond returns have been improving, and the Federal Reserve's rate increases appear to be successful in slowing the economy. Is there reason for greater optimism among government bond investors?

A. Yes. Productivity is strong and continually improving thanks to technological innovations, inflation remains low, and the Fed is vigilant about keeping the economy from overheating.

Hibernia U.S. Government Income Fund

Growth of $10,000 Invested in Hibernia U.S. Government Income Fund

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia U.S. Government Income Fund (the "Fund") from August 31, 1990 to August 31, 2000, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").+

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN** FOR THE
PERIOD ENDED AUGUST 31, 2000
1 Year	3.31%
5 Years	5.06%
10 Years	6.46%

Past performance is no guarantee of future performance. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The SBMTBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. Effective October 31, 1993, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total returns reflect the current 3.00% sales charge.

Hibernia Cash Reserve Fund
Annual Report 12-month period from September 1, 1999 through August 31, 2000

Q. What are your comments on the short-term marketplace during the fund's fiscal year, which saw the Federal Reserve finally stand pat on the interest rates?

A. The Federal Reserve actually spent most of the fiscal year raising rates attempting to slow down the economy and fight inflation. This ended in May of 2000 and seems to have been effective.

Q. Where did the 7-day net yield of Hibernia Cash Reserve Fund stand at the beginning and end of the reporting period?

A. The yield for Class A Shares and Class B Shares at the beginning of the fiscal year was 4.33% and 3.56% and at the fiscal year end, it was 5.43% and 4.68%, respectively.*

Q. What was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A. The mix of asset types for most of the year leaned heavily towards corporate commercial paper, with some government agency securities. Throughout the year, the average maturity was lengthened to approximately 50 days at the end.

Q. With the Federal Reserve standing cautiously on the sidelines, what are your expectations for interest rates going forward?

A. The rise in rates seems to have had the desired short-term effect of slowing the economy. With this in mind rates should remain steady in the near-term, with a possible trend downward later on.

* Past performance is no guarantee of future results. Yield will vary.

Hibernia U.S. Treasury Money Market Fund
Annual Report 12-month period from September 1, 1999 through August 31, 2000

Q. After an extended period of rate increases that helped boost money market fund yields, the Federal Reserve left rates unchanged at its last meeting. What are your comments?

A. The Federal Reserve spent most of the fiscal year raising rates attempting to slow down the economy and fight inflation. This ended in May of 2000 and seems to have been effective in that fight. The economy is showing some signs of slowing and inflationary pressures are subdued.

Q. Where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A. The yield at the beginning of the year was 4.30% and at the end of the reporting period, it was 5.70%.*

Q. What was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A. The portfolio continues to be fully invested in direct U.S. Treasury securities. Over the course of the year ended August 31, 2000, the average maturity was extended to about 50 days at fiscal year-end.

Q. With the Federal Reserve standing cautiously on the sidelines, what are your expectations for interest rates going forward?

A. The rise in rates seems to have had the desired short-term effect of slowing the economy, and keeping inflation at bay. With this in mind, rates should remain steady in the near-term, with a possible trend downward later on.

* Past performance is no guarantee of future results. Yield will vary.

Portfolio of Investments

Hibernia Funds
August 31, 2000

CAPITAL APPRECIATION FUND

Shares or Principal Amount		Value
	COMMON STOCKS--96.2%
	Commercial Services--2.5%
55,500	McGraw-Hill Cos., Inc.	$3,437,531
15,000	Omnicom Group, Inc.	1,251,562
125,000	Sysco Corp.	5,289,062

	Total	9,978,155

	Consumer Durables--0.6%
96,018	Ford Motor Co.	2,322,427

	Consumer Non-Durables--4.3%
25,800	Anheuser-Busch Cos., Inc.	2,033,362
75,800	Coca-Cola Co.	3,988,975
40,500	Kimberly-Clark Corp.	2,369,250
50,500	PepsiCo, Inc.	2,152,562
62,500	Philip Morris Cos., Inc.	1,851,562
48,000	Procter & Gamble Co.	2,967,000
27,000	Quaker Oats Co.	1,834,312

	Total	17,197,023

	Consumer Services--4.0%
76,600	Time Warner, Inc.	6,549,300
68,000	(1) Tricon Global Restaurants, Inc.	1,980,500
110,700	(1) Viacom, Inc., Class B	7,451,494

	Total	15,981,294

	Electronic Technology--24.4%
112,100	(1) Applied Materials, Inc.	9,675,631
252,920	(1) Cisco Systems, Inc.	17,356,635
9,600	Corning, Inc.	3,148,200
156,600	(1) EMC Corp. Mass	15,346,800
46,800	Hewlett-Packard Co.	5,651,100
214,200	Intel Corp.	16,038,225
77,900	International Business Machines Corp.	10,282,800
39,700	Scientific-Atlanta, Inc.	3,094,119
57,800	(1) Sun Microsystems, Inc.	7,336,987
34,200	(1) Teradyne, Inc.	2,216,587
55,600	Texas Instruments, Inc.	3,721,725
63,700	United Technologies Corp.	3,977,269

	Total	97,846,078

	Energy Minerals--5.0%
106,408	BP Amoco PLC, ADR	5,879,042
133,571	Exxon Mobil Corp.	10,902,733
37,200	Royal Dutch Petroleum Co., ADR	2,276,175
42,800	USX - Marathon Group	1,174,325

	Total	20,232,275

	Finance--15.2%
55,700	AMBAC	3,599,612
106,300	AXA Financial, Inc.	5,501,025
109,650	Chase Manhattan Corp.	6,126,694
235,500	Citigroup, Inc.	13,747,312
52,600	J.P. Morgan & Co., Inc.	8,794,063
68,700	Lehman Brothers Holdings, Inc.	9,961,500
29,500	MGIC Investment Corp.	1,734,969
30,000	Marsh & McLennan Cos., Inc.	3,562,500
55,600	Morgan Stanley, Dean Witter & Co.	5,980,475
45,500	Wells Fargo Co.	1,965,031

	Total	60,973,181

	Health Services--0.5%
22,400	Cardinal Health, Inc.	1,832,600

	Health Technology--9.1%
85,900	Abbott Laboratories	3,758,125
134,600	(1) Amgen, Inc.	10,204,363
43,600	Johnson & Johnson	4,008,475
16,500	Lilly (Eli) & Co.	1,204,500
37,700	Merck & Co., Inc.	2,634,288
195,525	Pfizer, Inc.	8,456,456
157,300	Schering Plough Corp.	6,311,66

	Total	36,577,870

	Industrial Services--0.8%
39,200	Schlumberger Ltd.	3,344,250

	Non-Energy Minerals--1.0%
127,000	Alcoa, Inc.	4,222,750

	Process Industries--6.3%
57,275	Ball Corp.	1,983,147
65,700	Dow Chemical Co.	1,720,519
366,900	General Electric Co.	21,532,444

	Total	25,236,110

	Producer Manufacturing--2.2%
23,200	Avery Dennison Corp.	1,254,250
15,200	Emerson Electric Co.	1,006,050
114,600	Tyco International Ltd.	6,532,200

	Total	8,792,500

	Retail Trade--3.7%
66,550	(1) Safeway, Inc.	3,281,747
47,300	Sears, Roebuck & Co.	1,475,169
195,600	TJX Cos., Inc.	3,679,725
134,400	Wal-Mart Stores, Inc.	6,375,600

	Total	14,812,241

	Technology Services--8.6%
114,100	Adobe System, Inc.	14,833,000
63,400	(1) America Online, Inc.	3,716,825
29,400	General Motors Corp.	2,122,313
198,200	(1) Microsoft Corp.	13,836,838

	Total	34,508,976

	Transportation--0.2%
13,600	UAL Corp.	649,400

	Utilities--7.8%
113,700	AT&T Corp.	3,581,550
133,500	BellSouth Corp.	4,981,219
42,000	Coastal Corp.	2,892,750
63,300	DTE Energy Co.	2,199,675
172,700	Edison International	3,572,731
172,310	SBC Communications, Inc.	7,193,943
158,674	Verizon Communications	6,922,153

	Total	31,344,021

	TOTAL COMMON STOCKS (identified cost $197,686,197)	385,851,151

	(2) REPURCHASE AGREEMENT--3.8%
$15,133,000	State Street Corp., 6.50%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	15,133,000

	TOTAL INVESTMENTS (identified cost $212,819,197)	$400,984,151

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount or Shares		Credit Rating(4)	Value
	(3) LONG-TERM MUNICIPALS--92.2%
	Colorado--0.5%
$415,000	Colorado Health Facilities Authority, Revenue Bonds, 7.125% (Rose Medical Center Project), 9/1/2008	AAA	$450,844

	Louisiana--91.0%
1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	943,830
500,000	Bossier City, LA, Revenue Refunding Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	498,425
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,489,065
1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	1,293,062
930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds (Series ST- A), 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	918,793
500,000	East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds (Series ST), 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	487,850
210,000	East Baton Rouge, LA Mortgage Finance Authority, Revenue Refunding Bonds, 4.80% (GNMA COL), 10/1/2004	AAA	210,811
355,000	East Baton Rouge, LA Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	AAA	329,706
345,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Revenue Refunding Bonds (Series C), 7.00%, 4/1/2032	AAA	354,826
1,000,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,001,910
1,200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds (Series C), 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,199,112
1,450,000	Greater New Orleans Expressway Commission, LA, Revenue Refunding Bonds, 6.00% (Louisiana Expresssway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,490,382
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,347,125
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,051,040
500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA and GNMA COL), 12/1/2028	AAA	480,605
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,017,390
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	626,690
130,000	Jefferson, LA, Housing Development Corp., Multifamily Refunding Revenue Bonds (Series A), 7.375% (Concordia Project)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	134,286
1,000,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS), 4/1/2018	AAA	890,750
500,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS)/(Original Issue Yield: 5.05%), 4/1/2017	AAA	448,765
400,000	Lafayette, LA, Public Power Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS), 11/1/2011	AAA	406,756
1,650,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds (Series A), 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	AAA	1,667,655
350,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 5.85% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	AAA	355,537
1,000,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 6.20% (Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	AAA	1,012,020
1,000,000	Louisiana HFA, Revenue Bond, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,042,250
380,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026	AAA	388,459
1,500,000	Louisiana Local Government Environmental Facilities, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	1,478,235
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,146,371
800,000	Louisiana PFA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.30%), 2/1/2028	AAA	732,472
1,000,000	Louisiana PFA, Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA INS), 9/1/2027	AAA	952,640
750,000	Louisiana PFA, Revenue Bonds, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	783,735
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	473,485
1,890,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	1,951,538
350,000	Louisiana PFA, Refunding Revenue Bonds (Series B), 6.50% (Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.743%), 5/15/2022	AAA	362,404
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	AAA	1,018,210
830,000	Louisiana PFA, Refunding Revenue Bonds, 6.20% (Student Loans GTD), 3/1/2001	NR	837,080
385,000	Louisiana PFA, Student Loan Refunding Revenue Bonds (Series A-2), 6.75% (Student Loans GTD), 9/1/2006	NR	405,440
205,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.80% (FSA INS), 1/1/2006	AAA	213,612
205,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds (Series A), 6.85% (FSA INS), 1/1/2009	AAA	213,278
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	211,446
1,000,000	Louisiana PFA Hospital, Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.00%), 7/1/2019	AAA	930,090
3,000,000	Louisiana Stadium and Expo District, (Series B) Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.09%), 7/1/2026	AAA	2,757,420
2,445,000	Louisiana Stadium and Expo District, (Series B), Refunding Revenue Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,178,715
500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Refunding Revenue Bonds (Series A), 6.00% (FGIC INS), 7/1/2016	AAA	535,540
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,617,090
3,500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	3,447,605
5,000,000	Louisiana State University and Agricultural and Mechanical College, Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 7/1/2026	AAA	4,921,650
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030		1,138,912
1,000,000	Louisiana State, GO UT Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	946,670
525,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.50% (FNMA COL), 2/1/2010	AAA	529,037
1,020,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.70% (FNMA COL), 8/1/2021	AAA	1,027,018
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,103,960
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	254,717
1,250,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds (Series A), 6.65% (GNMA COL), 9/1/2008	AAA	1,277,675
65,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, 5.35% (FNMA and GNMA COL), 12/1/2020	AAA	65,209
1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.517%), 1/15/2011	AAA	1,110,660
175,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	181,307
625,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	645,013
1,900,000	New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	1,981,320
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	2,412,478
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,031,274
6,000	New Orleans, LA, GO UT Refunding Bonds, 7.30% (AMBAC INS)/(Original Issue Yield: 7.35%), 12/1/2001	AAA	6,217
2,000,000	New Orleans, LA, Refunding Revenue Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.10%), 12/1/2012	AAA	1,991,700
500,000	Orleans Parish, LA, Parishwide School District, GO UT, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 9/1/2021	AAA	473,545
1,000,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,055,120
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	808,865
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	796,302
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,037,544
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,552,800
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	957,200
750,000	Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028	AAA	712,898
500,000	Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024	AAA	483,825
750,000	Shreveport, LA, Water & Sewer, Revenue Bonds (Series A), 5.95% (FGIC INS), 12/1/2014	AAA	780,562
535,000	St. Charles Parish School Board, School Improvement Revenue Bonds, 4.75% (AMBAC INS), 2/1/2018	AAA	486,743
1,485,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Refunding Revenue Bonds, 7.15% (MBIA INS), 7/1/2016	AAA	1,546,078
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	507,745
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,064,420
1,000,000	St. James Parish, LA, GO UT, 5.50% (AMBAC INS), 3/1/2012	AAA	1,015,710
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125% (Connie Lee LOC)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	424,404
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee LOC)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,069,040
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	505,925
625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	628,744
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA)/(MBIA INS), 9/1/2026	AAA	502,625
1,000,000	University of Louisiana, Revenue Bonds, 5.10% (AMBAC INS)/(Original Issue Yield: 5.20%), 4/1/2024	AAA	939,040

	Total		85,307,458

	Puerto Rico--0.7%
$600,000	Puerto Rico Municipal Finance Agency, Revenue Bonds (Series A), 6.00% (FSA INS)/(Original Issue Yield: 6.30%), 7/1/2014	AAA	648,504

	TOTAL LONG-TERM MUNICIPALS (identified cost $84,697,235)		86,406,806

	MUTUAL FUND--6.7%
6,229,102	Federated Tax-Free Obligations Fund, Institutional Shares (at net asset value)		6,229,102

	TOTAL INVESTMENTS (identified cost $90,926,337)		$92,635,908

(See Notes to Portfolios of Investments)

MID CAP EQUITY FUND

Shares or Principal Amount		Value
	COMMON STOCKS--87.1%
	Commercial Services--3.2%
9,100	(1) ACNielsen Corp.	$218,969
1,000	McGraw-Hill Cos., Inc.	61,937
9,000	Paychex, Inc.	401,625
7,200	(1) Robert Half International, Inc.	229,050
2,100	(1) Valassis Communications, Inc.	60,637

	Total	972,218

	Communications--0.5%
3,634	Verizon Communications	158,533

	Consumer Durables--2.7%
2,400	(1) Electronic Arts, Inc.	259,050
9,500	Harley Davidson, Inc.	473,219
2,500	Maytag Corp.	95,312

	Total	827,581

	Consumer Non-Durables--2.0%
6,460	Church and Dwight, Inc.	115,876
1,100	Coors Adolph Co., Class B	65,519
11,480	Hormel Foods Corp.	177,222
4,360	IBP, Inc.	70,032
7,070	(1) Jones Apparel Group, Inc.	173,215

	Total	601,864

	Consumer Services--3.0%
2,250	Dow Jones & Co.	140,766
2,700	(1) Papa Johns International, Inc.	61,087
2,100	(1) Pixar, Inc.	69,300
4,100	Readers Digest Association, Inc., Class A	157,850
21,560	Ruby Tuesday, Inc.	269,500
4,900	(1) Univision Communications, Inc., Class A	216,213

	Total	914,716

	Electronic Technology--15.4%
10,800	(1) Altera Corp.	699,975
6,720	(1) Analog Devices, Inc.	675,360
11,400	(1) Jabil Circuit, Inc.	727,463
7,000	Linear Technology Corp.	503,563
3,180	Rockwell International Corp.	128,591
4,800	(1) Sanmina Corp.	566,400
11,550	(1) Vishay Intertechnology, Inc.	465,609
10,200	(1) Xilinx, Inc.	906,525

	Total	4,673,486

	Energy Minerals--1.9%
2,300	Ashland, Inc.	81,075
2,500	Kerr-McGee Corp.	157,969
5,600	Noble Affiliates, Inc.	217,000
1,800	Tosco Corp.	54,900
2,350	Valero Energy Corp.	70,794

	Total	581,738

	Finance--9.2%
3,100	Aflac, Inc.	167,400
1,270	AMBAC	82,074
4,735	American International Group, Inc.	422,007
12,663	Amsouth Bancorporation	231,100
3,937	Bear Stearns Cos., Inc.	264,025
2,800	City National Corp.	109,375
14,700	Dime Bancorp, Inc.	270,113
4,700	(1) FIserv, Inc.	254,681
8,200	First Tennessee National Corp.	180,400
2,900	Lehman Brothers Holdings, Inc.	420,500
6,200	North Fork Bancorp, Inc.	110,825
8,797	Old Kent Financial Corp.	257,862

	Total	2,770,362

	Health Services--2.7%
3,486	Cardinal Health, Inc.	285,198
5,150	(1) Trigon Healthcare, Inc.	265,869
3,700	(1) Universal Health Services, Inc., Class B	261,775

	Total	812,842

	Health Technology--6.1%
7,770	Allergan, Inc.	568,181
2,500	(1) Elan Corp. PLC, ADR	145,781
3,000	(1) Forest Labratories, Inc., Class A	293,625
3,700	(1) Genzyme Corp.	277,731
6,500	Ivax Corp.	225,063
3,900	(1) Medimmune, Inc.	328,088

	Total	1,838,469

	Industrial Services--6.4%
5,700	(1) BJ Services Co.	381,900
8,600	Dynegy, Inc.	387,000
7,000	ENSCO International, Inc.	279,125
4,400	Enron Corp.	373,450
7,800	Helmerich & Payne, Inc.	288,113
3,720	Transocean Sedco Forex, Inc.	222,270

	Total	1,931,858

	Non-Energy Minerals--0.8%
1,600	Cleveland Cliffs, Inc.	40,200
1,250	U.S.G. Corp.	40,234
3,480	Vulcan Materials Co.	154,208

	Total	234,642

	Process Industries--2.4%
3,300	Air Products & Chemicals, Inc.	119,831
6,490	Albemarle Corp.	161,033
3,300	Ball Corp.	114,263
4,995	Cabot Corp.	184,815
2,930	Fort James Corp.	92,661
3,150	Solutia, Inc.	47,447

	Total	720,050

	Producer Manufacturing--2.8%
4,400	(1) American Standard Cos.	203,775
3,500	ArvinMeritor, Inc.	57,750
3,450	Cummins Engine Co., Inc.	122,475
2,500	Danaher Corp.	140,469
2,100	Ingersoll-Rand Co.	95,681
3,360	Trinity Industries, Inc.	65,100
2,455	United Technologies Corp.	153,284

	Total	838,534

	Retail Trade--2.9%
7,960	(1) Bed Bath & Beyond, Inc.	139,798
9,000	Ross Stores, Inc.	136,125
1,000	(1) Safeway, Inc.	49,313
12,920	Tiffany & Co.	537,795

	Total	863,031

	Technology Services--14.9%
6,800	Adobe System, Inc.	884,000
2,900	(1) DST Systems, Inc.	272,600
2,500	(1) Macromedia, Inc.	172,773
10,350	(1) Rational Software Corp.	1,331,916
8,000	(1) Siebel Systems, Inc.	1,582,500
5,700	(1) Symantec Corp.	278,231

	Total	4,522,020

	Transportation--0.6%
2,800	CNF Transportation, Inc.	68,600
1,130	UAL Corp.	53,958
2,300	USFreightways Corp.	71,731

	Total	194,289

	Utilities--9.6%
8,000	(1) Calpine Corp.	792,000
6,600	Coastal Corp.	454,575
7,160	Conectiv, Inc.	127,090
3,350	DQE, Inc.	134,628
15,700	Energy East Corp.	356,194
10,710	Montana Power Co.	386,229
3,655	NSTAR	153,738
7,050	NiSource, Inc.	168,759
15,970	Questar Corp.	346,349

	Total	2,919,562

	TOTAL COMMON STOCKS (identified cost $16,570,394)	26,375,795

	(2) REPURCHASE AGREEMENT--12.7%
$3,832,000	State Street Corp., 6.50%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	3,832,000

	TOTAL INVESTMENTS (identified cost $20,402,394)	$30,207,795

(See Notes to Portfolios of Investments)

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS/ASSET BACKED SECURITIES--34.4%
	Automobile--1.3%
$1,000,000	Ford Capital BV, Deb., 10.125%, 11/15/2000	$1,006,240

	Banking--1.9%
1,500,000	Swiss Bank Corp., New York, Sub. Note, 7.25%, 9/1/2006	1,487,730

	Consumer Durables--2.5%
2,000,000	Ford Motor Co., Note, 7.25%, 10/1/2008	1,939,540

	Consumer Non-Durables--1.8%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,394,925

	Electronic Technology--0.6%
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	476,140

	Energy Minerals--1.8%
1,500,000	Enron Corp., Note, 6.40%, 7/15/2006	1,429,530

	Finance--9.3%
2,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,840,140
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,224,350
1,000,000	Bank of America Corp., Sub. Note, 7.50%, 10/15/2002	1,007,590
2,000,000	Conseco, Inc., 9.00%, 10/15/2006	1,250,000
1,000,000	General Electric Capital Corp., Medium Term Note, Series A, 6.15%, 11/5/2001	991,560
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	925,370

	Total	7,239,010

	Finance-Insurance--2.5%
2,000,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,918,060

	Process Industries--2.4%
1,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002	992,850
1,000,000	Lubrizol Corp., 5.875%, 12/1/2008	897,430

	Total	1,890,280

	Retail Trade--6.4%
3,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	3,044,190
2,000,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	1,984,780

	Total	5,028,970

	Technology Services--1.2%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	902,770

	Utilities--2.7%
2,000,000	K N Energy, Inc., Deb., 9.625%, 8/1/2021	2,122,680

	TOTAL CORPORATE BONDS/ASSET BACKED SECURITIES (identified cost $28,413,194)	26,835,875

	GOVERNMENT AGENCIES--25.7%
	Federal Home Loan Bank--0.7%
550,000	7.01%, 6/14/2006	552,547

	Federal Home Loan Mortgage Corporation--2.5%
2,000,000	Unsecd. Bond, 6.75%, 9/15/2029	1,971,180

	Federal National Mortgage Association--6.5%
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	990,010
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,033,960
2,000,000	Unsecd. Note, 7.125%, 6/15/2010	2,038,000

	Total	5,061,970

	(5) Federal National Mortgage Association--0.0%
869	Pool 1804, 11.00%, 4/1/2011	889
2,191	Pool 34138, 11.00%, 4/1/2010	2,351
4,024	Pool 76204, 11.00%, 6/1/2019	4,344
6,708	Pool 85131, 11.00%, 5/1/2017	7,282

	Total	14,866

	(5) Government National Mortgage Association 15-Year--0.6%

493,762	Pool 420153, 7.00%, 9/15/2010	493,298

	(5) Government National Mortgage Association 30-Year--12.4%
21,521	Pool 147875, 10.00%, 3/15/2016	22,646
95,980	Pool 168511, 8.00%, 7/15/2016	97,959
61,679	Pool 174673, 8.00%, 8/15/2016	62,854
26,172	Pool 177145, 8.00%, 1/15/2017	26,712
4,334	Pool 188080, 8.00%, 9/15/2018	4,425
44,277	Pool 212047, 8.00%, 5/15/2017	45,190
51,908	Pool 212660, 8.00%, 4/15/2017	52,897
90,425	Pool 216950, 8.00%, 6/15/2017	92,318
61,708	Pool 217533, 8.00%, 5/15/2017	62,980
20,907	Pool 225725, 10.00%, 9/15/2020	22,005
52,321	Pool 227430, 9.00%, 8/15/2019	54,250
27,994	Pool 253449, 10.00%, 10/15/2018	29,455
34,415	Pool 279619, 10.00%, 9/15/2019	36,211
24,890	Pool 279629, 9.00%, 10/15/2019	25,808
35,662	Pool 283261, 9.00%, 11/15/2019	37,011
86,746	Pool 287853, 9.00%, 4/15/2020	89,836
7,358	Pool 288570, 10.00%, 8/15/2020	7,744
13,733	Pool 288967, 9.00%, 4/15/2020	14,252
51,734	Pool 288994, 9.00%, 5/15/2020	53,642
29,857	Pool 289082, 9.00%, 4/15/2020	30,986
30,818	Pool 291100, 9.00%, 5/15/2020	31,954
18,519	Pool 292364, 10.00%, 9/15/2020	19,491
14,604	Pool 296315, 10.00%, 9/15/2020	15,371
295,709	Pool 302101, 7.00%, 6/15/2024	290,812
289,107	Pool 345031, 7.00%, 10/15/2023	284,680
306,976	Pool 345090, 7.00%, 11/15/2023	302,276
151,946	Pool 360772, 7.00%, 2/15/2024	149,761
299,523	Pool 382074, 7.00%, 9/15/2025	294,282
92,106	Pool 404653, 7.00%, 9/15/2025	90,494
311,649	Pool 408884, 7.00%, 9/15/2025	306,195
442,271	Pool 410108, 7.00%, 9/15/2025	434,531
251,250	Pool 410786, 7.00%, 9/15/2025	246,854
518,643	Pool 415427, 7.50%, 8/15/2025	518,803
356,173	Pool 415865, 7.00%, 9/15/2025	349,940
942,673	Pool 418781, 7.00%, 9/15/2025	926,176
959,074	Pool 420157, 7.00%, 10/15/2025	942,290
3,624,331	Pool 780717, 7.00%, 2/15/2028	3,569,966

	Total	9,643,057

	(5) Government National Mortgage Association 40-Year--3.0%
2,327,997	Pool 453534, 7.50%, 10/15/2038	2,321,409

	TOTAL GOVERNMENT AGENCIES (identified cost $20,127,195)	20,058,327

	(3) LONG-TERM MUNICIPALS--6.4%
1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	1,110,963
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% (AMBAC INS), 10/1/2027	1,897,800
1,320,000	New Orleans, LA, Refunding Revenue Bonds, 6.00% (FSA INS), 12/1/2000	1,316,542
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% Bonds (MBIA LOC), 12/1/2006	341,107
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% Bonds (MBIA LOC), 12/1/2007	328,087

	TOTAL LONG-TERM MUNICIPALS (identified cost $5,190,180)	4,994,499

	TREASURY SECURITIES--30.4%
	U.S. Treasury Bonds--29.1%
5,000,000	United States Treasury Bond, 6.00%, 2/15/2026	5,067,500
2,750,000	United States Treasury Bond, 6.125%, 11/15/2027	2,841,218
11,500,000	United States Treasury Bond, 7.50%, 5/15/2002	11,734,715
1,000,000	United States Treasury Bond, 7.50%, 11/15/2016	1,157,530
1,300,000	United States Treasury Bond, 12.50%, 8/15/2014	1,864,941

	Total	22,665,90

	U.S. Treasury Note--1.3%
1,000,000	United States Treasury Note, 6.625%, 4/30/2002	1,006,03

	TOTAL TREASURY SECURITIES (identified cost $24,370,805)	23,671,934

	(2) REPURCHASE AGREEMENT--1.6%
1,218,000	State Street Corp., 6.50%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	1,218,000

	TOTAL INVESTMENTS (identified cost $79,319,374)	$76,778,635

(See Notes to Portfolios of Investments)

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--98.1%
	Asset-Backed Securities--1.8%
$1,250,000	American Express Credit Account Master Trust, 1996-1, Class A, 6.800%, 12/15/2003	$1,250,663
291,667	Sears Credit Account Master Trust, 1995-2, Class A, 8.100%, 6/15/2004	292,533

	Total	1,543,196

	Corporate Bonds--5.9%
1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,149,240
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,511,850
1,500,000	General Motors Acceptance Corp., 5.910%, 3/11/2002	1,471,290
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	904,550

	Total	5,036,930

	Corporate Note--1.2%
1,000,000	General Electric Capital Corp., 6.150%, 11/5/2001	991,560

	Federal Home Loan Bank--9.0%
2,000,000	5.980%, 6/18/2008	1,878,160
3,000,000	6.050%, 1/27/2006	2,863,830
2,000,000	6.300%, 2/3/2009	1,880,040
850,000	7.010%, 6/14/2006	853,936
205,000	7.555%, 2/27/2002	207,198

	Total	7,683,164

	(5) Federal Home Loan Mortgage Corporation--7.2%
1,500,000	5.825%, 2/9/2006	1,427,295
2,000,000	6.125%, 7/14/2003	1,955,800
1,000,000	6.148%, 9/23/2008	939,340
2,000,000	6.750%, 12/30/2013	1,862,624

	Total	6,185,059

	(5) Federal Home Loan Mortgage Corporation REMIC--7.5%
1,000,000	6.500%, 10/17/2020	988,170
3,074,000	7.000%, 11/15/2005	3,081,070
483,731	7.500%, 2/15/2003	485,298
1,000,000	7.500%, 9/15/2021	1,008,980
800,000	7.500%, 1/15/2029	783,528
60,281	9.500%, 1/15/2005	61,409

	Total	6,408,455

	(5) Federal Home Loan Mortgage Corporation 15-Year--0.1%
17,815	9.000%, 8/1/2001	17,950
42,477	9.250%, 6/1/2002	42,844
5,884	9.500%, 10/1/2001	5,928
14,032	9.500%, 12/1/2001	14,215
23,107	9.500%, 10/1/2004	23,376

	Total	104,313

	(5) Federal Home Loan Mortgage Corporation 30-Year--0.6%
244,127	8.750%, 2/1/2017	250,879
25,065	9.000%, 6/1/2016	25,543
661	9.000%, 9/1/2016	682
3,508	9.000%, 10/1/2016	3,575
31,708	9.000%, 1/1/2017	32,728
4,421	9.000%, 5/1/2018	4,563
13,335	9.500%, 10/1/2019	13,785
42,262	10.000%, 5/1/2014	44,164
94,954	10.000%, 6/1/2018	99,227
6,528	10.000%, 8/1/2019	6,822
10,489	10.000%, 6/1/2020	10,961

	Total	492,929

	(5) Federal National Mortgage Association--16.8%
1,500,000	5.460%, 11/3/2003	1,438,470
1,000,000	5.480%, 11/16/2001	984,010
1,000,000	5.750%, 6/15/2005	958,080
1,000,000	5.830%, 10/16/2000	999,230
1,000,000	6.000%, 5/15/2008	948,200
2,500,000	6.170%, 8/4/2003	2,446,325
1,000,000	6.350%, 8/25/2005	969,310
465,000	6.460%, 6/29/2012	439,100
1,000,000	6.560%, 11/26/2007	968,330
500,000	6.710%, 7/24/2001	500,145
1,000,000	7.100%, 10/18/2004	998,070
1,750,000	7.150%, 1/29/2007	1,729,245
1,000,000	7.280%, 5/23/2007	992,040

	Total	14,370,555

	(5) Federal National Mortgage Association REMIC--0.4%
336,718	6.500%, 5/25/2023	329,347
45,936	9.400%, 7/25/2003	46,696

	Total	376,043

	(5) Federal National Mortgage Association 15-Year--0.6%
507,775	7.000%, 8/1/2012	502,540
1,318	10.750%, 1/1/2001	1,322

	Total	503,862

	(5) Federal National Mortgage Association 30-Year--0.1%
64,196	8.500%, 2/1/2011	65,319
53,667	9.500%, 8/1/2020	55,412

	Total	120,731

	(5) Government National Mortgage Association 15-Year--0.3%
56,036	7.000%, 11/15/2009	56,036
199,189	7.000%, 9/15/2010	199,002

	Total	255,038

	(5) Government National Mortgage Association 30-Year--18.1%
385,603	7.500%, 10/15/2022	386,447
693,693	7.500%, 3/15/2026	693,908
1,503,483	7.500%, 9/15/2026	1,503,017
1,464,011	7.500%, 11/20/2029	1,456,237
1,955,645	7.500%, 12/20/2029	1,945,261
790,214	8.000%, 1/15/2022	804,533
806,625	8.000%, 4/15/2022	820,991
804,446	8.000%, 8/15/2022	818,773
340,291	8.000%, 11/15/2022	345,501
1,380,319	8.000%, 10/15/2029	1,400,168
1,445,686	8.000%, 1/20/2030	1,460,143
1,461,947	8.000%, 2/20/2030	1,476,566
1,964,523	8.000%, 3/20/2030	1,984,169
138,403	8.500%, 2/20/2025	141,257
145,936	9.000%, 2/15/2020	151,773
76,862	9.500%, 6/15/2020	79,792
73,857	9.500%, 7/15/2020	76,673

	Total	15,545,209

	U.S. Treasury Bonds--14.4%
1,500,000	United States Treasury Bond, 6.000%, 2/15/2026	1,520,250
500,000	United States Treasury Bond, 6.250%, 8/15/2023	520,640
1,000,000	United States Treasury Bond, 6.250%, 5/15/2030	1,081,560
1,000,000	United States Treasury Bond, 6.875%, 8/15/2025	1,125,150
1,500,000	United States Treasury Bond, 7.250%, 5/15/2016	1,694,955
1,000,000	United States Treasury Bond, 7.250%, 8/15/2022	1,160,000
1,450,000	United States Treasury Bond, 7.875%, 11/15/2007	1,494,573
500,000	United States Treasury Bond, 7.875%, 2/15/2021	612,657
300,000	United States Treasury Bond, 8.500%, 2/15/2020	386,781
500,000	United States Treasury Bond, 8.750%, 5/15/2020	659,895
900,000	United States Treasury Bond, 10.375%, 11/15/2009	1,024,613
1,000,000	United States Treasury Bond, 10.750%, 2/15/2003	1,102,160

	Total	12,383,234

	U.S. Treasury Notes--14.1%
500,000	United States Treasury Note, 5.625%, 2/15/2006	491,070
1,700,000	United States Treasury Note, 5.875%, 11/30/2001	1,691,755
1,000,000	United States Treasury Note, 6.125%, 8/15/2007	1,007,350
1,000,000	United States Treasury Note, 6.250%, 8/31/2002	1,001,320
1,500,000	United States Treasury Note, 6.250%, 2/15/2007	1,520,520
500,000	United States Treasury Note, 6.500%, 5/31/2002	502,300
2,000,000	United States Treasury Note, 6.500%, 5/15/2005	2,039,160
250,000	United States Treasury Note, 6.500%, 10/15/2006	256,080
1,000,000	United States Treasury Note, 6.500%, 2/15/2010	1,024,216
1,500,000	United States Treasury Note, 6.625%, 7/31/2001	1,503,645
1,000,000	United States Treasury Note, 7.000%, 7/15/2006	1,047,680
	Total	12,085,096

	TOTAL LONG-TERM OBLIGATIONS (identified cost $85,473,631)	84,085,374

	(2) REPURCHASE AGREEMENT--1.5%
1,294,000	State Street Corp., 6.500%, dated 8/31/2000, due 9/1/2000 (at amortized cost)	1,294,000

	TOTAL INVESTMENTS (identified cost $86,767,631)	$85,379,374

(See Notes to Portfolios of Investments)

CASH RESERVE FUND

Principal Amount or Shares		Value
	(6) COMMERCIAL PAPER--69.3%
	Consumer Non-Durables--14.7%
$2,500,000	Anheuser-Busch Cos., Inc., 6.200%, 10/4/2000	$2,485,791
8,000,000	Coca-Cola Co., 6.470%, 9/26/2000	7,964,049
7,750,000	Colgate-Palmolive Co., 6.470% - 6.480%, 9/6/2000 - 9/21/2000	7,735,607
8,000,000	Heinz (H.J.) Co., 6.470%, 10/2/2000	7,955,423
8,000,000	Kimberly-Clark Corp., 6.470%, 10/13/2000	7,939,612

	Total	34,080,482

	Electronic Technology--3.4%
8,000,000	Hewlett-Packard Co., 6.440%, 9/11/2000	7,985,688

	Finance--34.2%
8,000,000	American General Corp., 6.480%, 10/18/2000	7,932,320
8,000,000	CIESCO L.P., 6.500%, 10/12/2000	7,940,771
8,000,000	Citicorp, 6.490%, 10/17/2000	7,933,657
8,000,000	Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 6.490%, 11/7/2000	7,903,368
8,000,000	Falcon Asset Securitization Corp., 6.520%, 9/7/2000	7,991,305
8,000,000	Ford Motor Credit Co., 6.530%, 10/19/2000	7,930,345
8,000,000	General Motors Acceptance Corp., 6.550%, 9/20/2000	7,972,344
8,000,000	Paccar Financial Corp., (PACCAR, Inc. SA), 6.510% - 6.520%, 10/26/2000 - 10/30/2000	7,918,211
8,000,000	Prudential Funding Corp., 6.480%, 11/15/2000	7,892,000
8,000,000	Toyota Motor Credit Corp., 6.440%, 9/5/2000	7,994,334

	Total	79,408,655

	Finance-Commercial--6.8%
8,000,000	CIT Group, Inc., 6.480%, 10/18/2000	7,932,320
8,000,000	General Electric Capital Corp., 6.480%, 10/17/2000	7,933,760

	Total	15,866,080

	Finance-Retail--3.4%
8,000,000	Beta Finance, Inc., 6.590%, 9/22/2000	7,969,241

	Process Industries--3.4%
8,000,000	Du Pont (E.I.) de Nemours & Co., 6.460%, 9/28/2000	7,961,233

	Utilities--3.4%
8,000,000	AT&T Capital Corp., 6.490%, 10/23/2000	7,925,002

	TOTAL COMMERCIAL PAPER	161,196,381

	(7) GOVERNMENT AGENCIES--15.6%
	Finance--15.6%
100,000	Federal Home Loan Bank System, 4.565%, 10/16/2000	99,724
250,000	Federal Home Loan Bank System, 4.965%, 1/19/2001	248,225
7,060,000	Federal Home Loan Bank System, 5.500%, 1/10/2001	7,029,989
2,500,000	Federal Home Loan Bank System, 5.565%, 1/22/2001	2,489,113
1,000,000	Federal Home Loan Bank System, 5.830%, 5/22/2001	993,131
300,000	Federal Home Loan Bank System, 6.125%, 9/20/2000	299,895
5,000,000	Federal Home Loan Bank System, 6.930%, 6/14/2001	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 6.400%, 9/12/2000	4,990,222
150,000	Federal Home Loan Mortgage Corp., 5.865%, 7/16/2001	148,963
345,000	Federal National Mortgage Association, 6.220%, 11/8/2000	344,548
4,300,000	Federal National Mortgage Association, 6.625%, 4/18/2001	4,296,671
4,000,000	Federal National Mortgage Association, 6.890%, 8/3/2001	4,003,682
6,195,000	Federal National Mortgage Association, 8.250%, 12/18/2000	6,220,329

	TOTAL GOVERNMENT AGENCIES	36,164,492

	MUTUAL FUND--4.7%
11,015,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	11,015,000

	(2) REPURCHASE AGREEMENT--9.0%
21,002,000	State Street Corp., 6.500%, dated 8/31/2000, due 9/1/2000	21,002,000

	U.S. TREASURY BILLS--3.3%
3,000,000	6.100%, 11/9/2000	2,964,922
4,700,000	6.150%, 9/21/2000	4,683,939

	TOTAL U.S. TREASURY BILLS	7,648,861

	TOTAL INVESTMENTS (at amortized cost)	$237,026,734

(See Notes to Portfolios of Investments)

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(7) U.S. TREASURY BILLS--37.5%
$20,000,000	5.870% - 6.080%, 11/9/2000	$19,770,863
5,000,000	5.930%, 12/7/2000	4,922,391
5,000,000	5.970%, 11/16/2000	4,936,983
5,000,000	6.000%, 12/28/2000	4,901,667
5,000,000	6.130%, 11/30/2000	4,923,375
25,300,000	6.150% - 6.340%, 9/21/2000	25,211,836
5,000,000	6.200%, 1/4/2001	4,897,222
5,000,000	6.283%, 11/24/2000	4,928,833

	TOTAL U.S. TREASURY BILLS	74,493,170

	U.S. TREASURY NOTES--20.1%
25,000,000	4.625% - 5.500%, 12/31/2000	24,907,170
5,000,000	5.625%, 11/30/2000	4,992,334
10,000,000	6.125%, 9/30/2000	9,996,484

	TOTAL U.S. TREASURY NOTES	39,895,988

	MUTUAL FUND--1.1%
2,112,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	2,112,000

	(2) REPURCHASE AGREEMENTS--39.0%
45,000,000	Morgan Stanley Group, Inc., 6.550%, dated 8/31/2000, due 9/1/2000	45,000,000
32,475,000	State Street Corp., 6.500%, dated 8/31/2000, due 9/1/2000	32,475,000

	TOTAL REPURCHASE AGREEMENTS	77,475,000

	TOTAL INVESTMENTS (at amortized cost)	$193,976,158

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments

Hibernia Funds
August 31, 2000

(1)	Non-income producing.
(2)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3)	At August 31, 2000, 9.6% and 3.2% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund and Hibernia Total Return Bond Fund, respectively.
(4)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)	These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PFA	-- Public Facility Authority
REMIC	--Real Estate Mortgage Investment Conduit
SA	-- Support Agreement
SFM	-- Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments beneath the heading "Common Stock" represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*
Capital Appreciation Fund	$212,819,197	$188,164,954	$198,424,982	$(10,260,028)	$401,231,317
Louisiana Municipal Income Fund	90,926,337	1,709,571	2,542,160	(832,589)	93,683,558
Mid Cap Equity Fund	20,402,394	9,805,401	11,008,084	(1,202,683)	30,261,283
Total Return Bond Fund	79,319,374	(2,540,739)	233,888	(2,774,627)	77,908,839
U.S. Government Income Fund	86,767,631	(1,388,257)	453,833	(1,842,090)	85,724,494
Cash Reserve Fund	237,026,734	--	--	--	232,598,919
U.S. Treasury Money Market Fund	193,976,158	--	--	--	198,457,211

* The categories of investments are shown as a percentage of net assets at August 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Hibernia Funds
August 31, 2000

	Capital Appreciation Fund		Louisiana Municipal Income Fund		Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$15,133,000		$--		$3,832,000
Investments in securities	385,851,151		92,635,908		26,375,795

Total investments in securities, at value	400,984,151		92,635,908		30,207,795
Cash	308,226		--		22,843
Income receivable	344,618		1,363,508		20,184
Receivable for shares sold	269,333		35,000		147,852

Total assets	401,906,328		94,034,416		30,398,674

Liabilities:
Payable for shares redeemed	264,370		--		102,293
Payable for taxes withheld	6,891		--		--
Income distribution payable	--		273,381		--
Payable to Bank	--		21,020		--
Accrued expenses	403,750		56,457		35,098

Total liabilities	675,011		350,858		137,391

Net Assets Consist of:
Paid-in capital	205,663,441		91,861,959		18,983,372
Net unrealized appreciation (depreciation) of investments	188,164,954		1,709,571		9,805,401
Accumulated net realized gain (loss) on investments	7,402,922		125,794		1,472,510
Undistributed net investment income (Distributions in excess of net investment income)	--		(13,766)		--

Total Net Assets	$401,231,317		$93,683,558		$30,261,283

Net Assets:	$380,072,641	(1)	$93,683,558		$26,171,406	(3)

	$21,158,676	(2)	--		$4,089,877	(4)

Shares Outstanding	13,868,711	(1)	8,636,813		1,634,416	(3)

	790,554	(2)	--		258,619	(4)

Total Shares Outstanding	14,659,265		8,636,813		1,893,035

Net Asset Value Per Share	$27.41	(1)	$10.85		$16.01	(3)

	$26.76	(2)	--		$15.81	(4)

Offering Price Per Share*	$28.70	(1)****	$11.19	***	$16.76	(3)****

	$26.76	(2)	--		$15.81	(4)

Redemption Proceeds Per Share**	$27.41	(1)	$10.85		$16.01	(3)

	$25.29	(2)*****	--		$14.94	(4)*****

Investments, at identified cost	$212,819,197		$90,926,337		$20,402,394

Investments, at tax cost	$212,819,197		$90,926,337		$20,402,394

(1) Represents Class A Shares of Capital Appreciation Fund.	* See "What Do Shares Cost" in the Prospectus.
(2) Represents Class B Shares of Capital Appreciation Fund.	** See "How to Redeem and Exchange Shares" in the Prospectus.
(3) Represents Class A Shares of Mid Cap Equity Fund,	*** Computation of Offering Price: 100/97 of net asset value.
(4) Represents Class B Shares of Mid Cap Equity Fund.	**** Computation of Offering Price: 100/95.50 of net asset value.
(5) Represents Class A Shares of Cash Reserve Fund.	***** Computation of Redemption Proceeds: 94.50/100 of net asset value.
(6) Represents Class B Shares of Cash Reserve Fund.

(See Notes which are an integral part of the Finan cial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund		U.S. Treasury Money Market Fund
$ 1,218,000	$1,294,000	$21,002,000		$77,475,000
75,560,635	84,085,374	216,024,734		116,501,158

76,778,635	85,379,374	237,026,734		193,976,158
57,174	--	160,296		4,439,375
1,293,631	907,165	341,586		611,658
24,699	40,572	280,046		356,205

78,154,139	86,327,111	237,808,662		199,383,396

22,050	61,217	4,229,321		103,725
--	--	--		--
136,176	292,876	780,699		711,293
--	196,316	--		--
87,074	52,208	199,723		111,167

245,300	602,617	5,209,743		926,185

80,513,794	90,669,364	232,598,919		198,457,211
(2,540,739)	(1,388,257)	--		--
(161,294)	(3,653,460)	--		--
97,078	96,847	--		--

$77,908,839	$85,724,494	$232,598,919		$198,457,211

$77,908,839	$85,724,494	$232,410,287	(5)	$198,457,211

--	--	$188,632	(6)	--

8,095,044	8,702,320	232,410,287	(5)	198,457,211
--	--	188,632	(6)	--

8,095,044	8,702,320	232,598,919		198,457,211

$9.62	$9.85	$1.00	(5)	$1.00

--	--	$1.00	(6)	--

$9.92 ***	$10.15 ***	$1.00	(5)	$1.00

--	--	$1.00	(6)	--

$9.62	$9.85	$1.00	(5)	$1.00

--	--	$1.00	(6)	--

$79,319,374	$86,767,631	$237,026,734		$193,976,158

$79,319,374	$86,767,631	$237,026,734		$193,976,158

Statements of Operations

Hibernia Funds
August 31, 2000

	Capital Appreciation Fund		Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$3,947,337		$ --	$191,929
Interest	474,579		5,148,363	140,048

Total income	4,421,916		5,148,363	331,977

Expenses:
Investment adviser fee	2,838,677		394,892	182,506
Administrative personnel and services fee	417,052		96,704	50,000
Custodian fees	80,698		21,938	15,000
Transfer and dividend disbursing agent fees and expenses	97,376		36,158	52,221
Directors'/Trustees' fees	17,321		4,179	893
Auditing fees	16,169		13,511	13,912
Legal fees	5,293		5,320	5,306
Portfolio accounting fees	96,429		54,715	58,145
Distribution services fee	1,044,373	(1)	219,384	75,604 (2)
Shareholder services fee	49,074	(4)	--	7,384 (4)
Share registration costs	24,311		13,360	21,478
Printing and postage	10,831		10,716	10,400
Insurance premiums	1,862		863	622
Miscellaneous	6,562		6,050	3,610

Total expenses	4,706,028		877,790	497,081

Waivers:
Waiver of investment adviser fee	--		(201,833)	(48,668)
Waiver of distribution services fee	--		(87,754)	--
Waiver of administrative personnel and services fees	--		--	(8,493)

Total waivers	--		(289,587)	(57,161)

Net expenses	4,706,028		588,203	439,920

Net investment income (loss)	(284,112)		4,560,160	(107,943)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,081,568		390,871	2,403,184
Net change in unrealized appreciation (depreciation) of investments	54,178,215		288,631	6,440,188

Net realized and unrealized gain (loss) on investments	65,259,783		679,502	8,843,372

Change in net assets resulting from operations	$64,975,671		$5,239,662	$8,735,429

(1) Represents distribution services fee of $897,153 and $147,220, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.

(2) Represents distribution services fee of $53,452 and $22,152, for Class A Shares and Class B Shares, respectively, of Mid Cap Equity Fund.

(3) Represents distribution services fee of $508,724 and $1,805, for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.

(4) Represents shareholder services fee for Class B Shares.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund		U.S. Treasury Money Market Fund
$ --	$ --	$ --		$ --
5,499,215	5,620,153	12,147,749		11,801,825

5,499,215	5,620,153	12,147,749		11,801,825

548,348	380,907	814,922		839,826
86,332	93,275	224,005		231,333
19,584	21,162	45,745		46,886
61,323	30,193	144,962		57,878
3,556	3,820	7,127		10,841
13,354	18,133	23,789		11,229
5,268	5,319	5,331		5,333
45,471	45,339	70,465		55,224
195,839	211,615	510,529	(3)	--
--	--	601	(4)	--
8,472	14,797	36,451		21,870
10,391	7,313	20,226		26,287
825	840	1,090		1,303
4,654	5,298	7,600		6,833

1,003,417	838,011	1,912,843		1,314,843

(235,006)	(177,757)	--		--
--	(84,646)	--		--
--	--	--		--

(235,006)	(262,403)	--		--

768,411	575,608	1,912,843		1,314,843

4,730,804	5,044,545	10,234,906		10,486,982

(159,968)	(379,388)	--		--
(342,153)	632,862	--		--

(502,121)	253,474	--		--

$4,228,683	$5,298,019	$10,234,906		$10,486,982

Statements of Changes in Net Assets

Hibernia Funds

	Capital Appreciation Fund				Louisiana Municipal Income Fund
	Year Ended August 31, 2000		Year E nded August 31, 1999		Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income (operating loss)	$(284,112)		$2,925		$4,560,160	$4,662,474
Net realized gain (loss) on investments	11,081,568		41,577,429		390,871	520,146
Net change in unrealized appreciation (depreciation)	54,178,215		65,911,793		288,631	(5,284,349)

Change in net assets resulting from operations	64,975,671		107,492,147		5,239,662	(101,729)

Distributions to Shareholders:
Distributions from net investment income	--		(35,622	)(2)	(4,514,384)	(4,695,997)
Distributions in excess of net investment income	--		(229,738	)(3)	--	--
Distributions from net realized gain on investments	(45,018,639	)(1)	(37,206,090	)(4)	(785,223)	(638,525)

Change in net assets from distributions to shareholders	(45,018,639)		(37,471,450)		(5,299,607)	(5,334,522)

Share Transactions:
Proceeds from sale of shares	39,107,458		42,077,441		17,582,830	12,059,476
Net asset value of shares issued to shareholders in payment of distributions declared	36,019,524		30,098,133		2,086,704	2,098,362
Cost of shares redeemed	(65,163,271)		(61,503,186)		(18,627,931)	(14,730,945)

Change in net assets from share transactions	9,963,711		10,672,388		1,041,603	(573,107)

Change in net assets	29,920,743		80,693,085		981,658	(6,009,358)
Net Assets:
Beginning of period	371,310,574		290,617,489		92,701,900	98,711,258

End of period	$401,231,317		$371,310,574		$93,683,558	$92,701,900

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$--		$--		$(13,766)	$(59,542)

Net gain (loss) as computed for federal tax purposes	$11,081,568		$41,577,429		$390,224	$520,146

(1) Represents gain distributions of $42,763,726 and $2,254,913 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $35,622 for Class A Shares only.

(3) Represents distributions in excess of net investment income for Class A Shares only.

(4) Represents gain distributions of $35,588,767 and $1,617,323 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Period Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

$(107,943)	$(92,125)	$4,730,804	$4,491,334	$5,044,545	$4,660,403
2,403,184	(930,674)	(159,968)	14,884	(379,388)	90,774

6,440,188	6,496,547	(342,153)	(4,531,688)	632,862	(4,453,381)

8,735,429	5,473,748	4,228,683	(25,470)	5,298,019	297,796

--	--	(4,688,538)	(4,425,381)	(4,961,182)	(4,673,434)
--	--	--	--	--	--

--	--	--	(197,944)	--	--

--	--	(4,688,538)	(4,623,325)	(4,961,182)	(4,673,434)

8,541,269	5,036,585	9,371,719	18,694,205	15,087,001	17,770,200

--	--	3,132,013	3,149,240	1,581,574	1,409,149
(7,289,269)	(4,224,856)	(14,048,078)	(17,238,886)	(15,522,540)	(14,097,290)

1,252,000	811,729	(1,544,346)	4,604,559	1,146,035	5,082,059

9,987,429	6,285,477	(2,004,201)	(44,236)	1,482,872	706,421

20,273,854	13,988,377	79,913,040	79,957,276	84,241,622	83,535,201

$30,261,283	$20,273,854	$77,908,839	$79,913,040	$85,724,494	$84,241,622

$--	$--	$97,078	$54,812	$96,847	$13,484

$2,364,189	$(891,679)	$(2,538)	$16,210	$(77,409)	$89,715

Statements of Changes in Net Assets

Hibernia Funds

	Cash Reserve Fund				U.S. Treasury Money Market Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999		Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,234,906		$6,644,030		$10,486,982	$9,662,434

Distributions to Shareholders:
Distributions from net investment income	(10,234,906	)(1)	(6,644,030	)(2)	(10,486,982)	(9,662,434)

Share Transactions:
Proceeds from sale of shares	475,130,928		447,612,934		841,757,963	801,070,866
Net asset value of shares issued to shareholders in payment of distributions declared	2,631,318		1,866,987		3,027,774	4,061,630
Cost of shares redeemed	(402,339,262)		(441,523,335)		(860,121,596)	(766,472,346)

Change in net assets from share transactions	75,422,984		7,956,586		(15,335,859)	38,660,150

Change in net assets	75,422,984		7,956,586		(15,335,859)	38,660,150
Net Assets:
Beginning of period	157,175,935		149,219,349		213,793,070	175,132,920

End of period	$232,598,919		$157,175,935		$198,457,211	$213,793,070

(1) Represents income distributions of $10,224,629 and $10,277 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $6,638,815 and $5,215 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

Hibernia Funds

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investment Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1996	$16.09	0.19	2.62	2.81	(0.19)	(0.84)	--
1997	$17.87	0.15	6.51	6.66	(0.16)	(1.99)	--
1998	$22.38	0.08	1.09	1.17	(0.07)	(2.34)	--
1999	$21.14	0.01	7.73	7.74	(0.00)(8)	(2.79)	(0.02)(3)
2000	$26.07	(0.01)	4.50	4.49	--	(3.15)	--
Capital Appreciation Fund--Class B Shares
1997(1)	$18.90	(0.01)(2)	3.48	3.47	--	--	(0.05)(3)
1998	$22.32	(0.06)	1.07	1.01	--	(2.34)	--
1999	$20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$25.70	(0.18)	4.39	4.21	--	(3.15)	--
Louisiana Municipal Income Fund
1996	$10.99	0.60	(0.05)	0.55	(0.60)	--	--
1997	$10.94	0.57	0.28	0.85	(0.58)	--	--
1998	$11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00)(3)(8)
1999	$11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
Mid Cap Equity Fund--Class A Shares
1998(7)	$10.00	(0.01)	(1.85)	(1.86)	--	--	--
1999	$8.14	(0.05)(2)	3.26	3.21	--	--	--
2000	$11.35	(0.05)	4.71	4.66	--	--	--
Mid Cap Equity Fund--Class B Shares
1998(7)	$10.00	(0.01)	(1.86)	(1.87)	--	--	--
1999	$8.13	(0.13)(2)	3.29	3.16	--	--	--
2000	$11.29	(0.11)	4.63	4.52	--	--	--
Total Return Bond Fund
1996	$10.05	0.56	(0.27)	0.29	(0.57)	--	--
1997	$9.77	0.60	0.23	0.83	(0.61)	--	--
1998	$9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00)(3)(8)
1999	$10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$9.68	0.59	(0.07)	0.52	(0.58)	--	--

(1) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(2) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(3) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) Computed on an annualized basis.

(6) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(7) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

(8) Amount is less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(4)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(6)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(1.03)	$17.87	18.03%	1.24%	1.08%	--	$169,648	69%
(2.15)	$22.38	39.56%	1.24%	0.72%	--	$283,040	62%
(2.41)	$21.14	5.12%	1.21%	0.32%	--	$279,778	62%
(2.81)	$26.07	38.35%	1.22%	0.03%	--	$352,876	44%
(3.15)	$27.41	18.55%	1.20%	(0.04%)	--	$380,073	8%

(0.05)	$22.32	18.40%	1.99%(5)	(0.09%)(5)	--	$4,635	62%
(2.34)	$20.99	4.36%	1.96%	(0.44%)	--	$10,840	62%
(2.79)	$25.70	37.35%	1.98%	(0.73%)	--	$18,435	44%
(3.15)	$26.76	17.65%	1.95%	(0.79%)	--	$21,159	8%

(0.60)	$10.94	5.04%	0.74%	5.37%	0.08%	$65,717	17%
(0.58)	$11.21	8.31%	0.69%	5.19%	0.08%	$101,441	17%
(0.62)	$11.47	8.04%	0.66%	4.94%	0.08%	$98,711	24%
(0.62)	$10.85	(0.08%)	0.66%	4.77%	0.29%	$92,702	17%
(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%

--	$8.14	(18.60%)	1.89%(5)	(0.48%)(5)	0.20%(5)	$13,422	1%
--	$11.35	39.43%	1.76%	(0.44%)	0.70%	$18,283	55%
--	$16.01	41.06%	1.72%	(0.35%)	0.23%	$26,171	32%

--	$8.13	(18.70%)	2.76%(5)	(1.22%)(5)	0.17%(5)	$567	1%
--	$11.29	38.87%	2.51%	(1.21%)	0.63%	$1,990	55%
--	$15.81	40.04%	2.47%	(1.10%)	0.23%	$4,090	32%

(0.57)	$9.77	2.90%	1.29%	5.57%	--	$71,188	38%
(0.61)	$9.99	8.71%	1.29%	6.00%	--	$71,867	65%
(0.65)	$10.27	9.51%	1.08%	5.66%	0.17%	$79,957	31%
(0.60)	$9.68	(0.03%)	0.99%	5.69%	0.30%	$79,913	20%
(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%

Financial Highlights-continued

Hibernia Funds

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investment Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
U.S. Government Income Fund
1996	$10.14	0.67	(0.30)	0.37	(0.69)	--	--
1997	$9.82	0.62	0.18	0.80	(0.64)	--	--
1998	$9.98	0.61	0.34	0.95	(0.60)	--	--
1999	$10.33	0.57	(0.52)	0.05	(0.57)	--	--
2000	$9.81	0.58	0.03	0.61	(0.57)	--	--
Cash Reserve Fund--Class A Shares
1996	$1.00	0.05	--	0.05	(0.05)	--	--
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--
Cash Reserve Fund--Class B Shares
1999(1)	$1.00	0.03	--	0.03	(0.03)	--	--
2000	$1.00	0.04	--	0.04	(0.04)	--	--
U.S. Treasury Money Market Fund
1996	$1.00	0.05	--	0.05	(0.05)	--	--
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--

(1) Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Computed on an annualized basis.

(4) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(2)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(4)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.69)	$9.82	3.72%	0.87%	6.64%	0.06%	$37,544	27%
(0.64)	$9.98	8.39%	0.88%	6.31%	0.06%	$59,438	72%
(0.60)	$10.33	9.74%	0.73%	5.98%	.06%	$83,535	44%
(0.57)	$9.81	0.41%	0.70%	5.55%	0.27%	$84,242	24%
(0.57)	$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%

(0.05)	$1.00	4.79%	0.87%	4.69%	--	$168,344	--
(0.05)	$1.00	4.70%	0.89%	4.59%	--	$150,377	--
(0.05)	$1.00	4.82%	0.89%	4.72%	--	$149,219	--
(0.04)	$1.00	4.23%	0.92%	4.16%	--	$157,099	--
(0.05)	$1.00	5.10%	0.94%	5.03%	--	$232,410	--

(0.03)	$1.00	3.37%	1.67%(3)	3.35%(3)	--	$77	--
(0.04)	$1.00	4.31%	1.69%	4.27%	--	$189	--

(0.05)	$1.00	5.08%	0.44%	4.95%	0.22%	$136,068	--
(0.05)	$1.00	4.92%	0.50%	4.81%	0.14%	$154,624	--
(0.05)	$1.00	4.89%	0.63%	4.78%	--	$175,133	--
(0.04)	$1.00	4.23%	0.63%	4.14%	--	$213,793	--
(0.05)	$1.00	5.15%	0.63%	4.99%	--	$198,457	--

Combined Notes to Financial Statements

Hibernia Funds
August 31, 2000

(1) ORGANIZATION

Hibernia Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income.
Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.
Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.
Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.
Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income.
Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.
Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U. S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of market discount reclasses, paydown gains and losses, and net operating losses. The following reclassifications have been made to the financial statements.

	Increase (Decrease)
Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Capital Appreciation Fund	$(641,395)	$284,112	$357,283
Mid Cap Equity Fund	(107,943)	107,943	--

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax is necessary.

At August 31, 2000, Total Return Bond Fund and U.S. Government Income Fund for federal tax purposes, had capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year
Fund	2003	2004	2005	2008	Total Tax Loss Carryforward
Total Return Bond Fund	$--	$--	$--	$2,538	$2,538
U.S. Government Income Fund	1,349,514	1,298,006	553,828	77,409	3,278,757

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 1999, which were treated as arising on September 1, 2000, the first day of each Fund's next taxable year as follows:

Fund	Capital Losses Deferred
Total Return Bond Fund	$158,756
U.S. Government Income Fund	374,704

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,406,932	$35,766,858	1,456,003	$36,315,322
Shares issued to shareholders in payment of distributions declared	1,369,456	33,784,477	1,241,674	28,632,787
Shares redeemed	(2,443,058)	(61,364,688)	(2,398,866)	(59,199,878)

Net change resulting from Class A Share transactions	333,330	$8,186,647	298,811	$5,748,231

	Capital Appreciation Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	132,715	$3,340,600	232,004	$5,762,119
Shares issued to shareholders in payment of distributions declared	92,243	2,235,047	64,099	1,465,346
Shares redeemed	(151,821)	(3,798,583)	(95,160)	(2,303,308))

Net change resulting from Class B Share transactions	73,137	$1,777,064	200,943	$4,924,157

Net change resulting from Share transactions	406,467	$9,963,711	499,754	$10,672,388

	Mid Cap Equity Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	500,445	$6,674,565	350,677	$3,781,027
Shares redeemed	(477,128)	(6,489,709)	(388,318)	(4,070,418)

Net change resulting from Class A Share transactions	23,317	$184,856	(37,641)	$(289,391)

	Mid Cap Equity Fund
	Year Ended August 31, 2000		Year Ended August 31, 1999
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	140,273	$1,866,704	121,109	$1,255,558
Shares redeemed	(57,925)	(799,560)	(14,490)	(154,438)

Net change resulting from Class B Share transactions	82,348	$1,067,144	106,619	$1,101,120

Net change resulting from fund Share transactions	105,665	$1,252,000	68,978	$811,729

	Louisiana Municipal Income Fund		Total Return Bond Fund		U.S. Government Income Fund
	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 1999	Year Ended August 31, 2000
Shares sold	1,657,813	1,064,927	979,589	1,884,047	1,547,674	1,742,267
Shares issued to shareholders in payment of distributions declared	197,207	185,636	327,748	313,068	162,472	138,932
Shares redeemed	(1,763,257)	(1,309,582)	(1,471,325)	(1,725,600)	(1,594,640)	(1,379,614)

Net change resulting from fund Share transaction	91,763	(59,019)	(163,988)	471,515	115,506	501,585

MONEY MARKET FUNDS

	Cash Reserve Fund		U.S. Treasury Money Market Fund
Class A Shares	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999
Shares sold	474,803,897	447,343,384	841,757,963	801,070,866
Shares issued to shareholders in payment of distributions declared	2,621,290	1,862,117	3,027,774	4,061,630
Shares redeemed	(402,114,063)	(441,325,587)	(860,121,596)	(766,472,346)

Net change resulting from Class A Share transactions	75,311,124	7,879,914	(15,335,859)	38,660,150

	Cash Reserve Fund
Class B Shares	Year Ended August 31, 2000	Period Ended August 31, 1999(1)
Shares sold	327,031	269,550
Shares issued to shareholders in payment of distributions declared	10,028	4,870
Shares redeemed	(225,199)	(197,748)
Net change resulting from Class B Share transactions	111,860	76,672

Net change resulting from Share transactions	75,422,984	7,956,586

(1) For the period from September 4, 1998 (date of initial public investment) to August 31, 1999.

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Funds' average daily net assets (see below).

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the year ended August 31, 2000, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Interfund Transactions--During the year ended August 31, 2000, certain funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act (see below).

Fund	Purchases	Sales
Capital Appreciation Fund	$--	$1,183,873
Louisiana Municipal Income Fund	13,063,760	13,734,494
U.S. Treasury Money Market Fund	--	12,171,840

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds. As of August 31, 2000, the Louisiana Municipal Income Fund owned 0.24% of outstanding shares of Federated Tax-Free Obligations Fund, Institutional Shares, which is distributed by an affiliate of the Fund's distributor.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2000, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$28,263,294	$71,864,939
Louisiana Municipal Income Fund	10,350,762	17,142,310
Mid Cap Equity Fund	7,026,370	7,865,620
Total Return Bond Fund	11,719,779	7,880,859
U.S. Government Income Fund	21,379,038	11,977,313

(6) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2000, 73.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.6% of total investments.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of HIBERNIA FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hibernia Funds (comprising, respectively, Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund), as of August 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective portfolios constituting the Hibernia Funds at August 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 18, 2000

Tax Information (Unaudited)

Of the dividends paid in the fiscal year ended August 31, 2000, the amount paid that each Fund designates as capital gain dividends for federal income tax purposes is as follows:

Name of Fund	Amount
Hibernia Capital Appreciation Fund	$45,018,639
Hibernia Louisiana Municipal Income Fund	740,389

Of the dividends paid in the fiscal year ended August 31, 1999, the amount paid that Hibernia Capital Appreciation Fund designates as capital gains dividends for federal income tax purposes is $37,435,828.

Of the dividends paid in the fiscal year ended August 31, 1998, the amount paid that Hibernia Capital Appreciation Fund designates as capital gains dividends for federal income tax purposes is $28,136,650.

HIBERNIA FUNDS

Trustees and Officers

TRUSTEES AS OF OCTOBER 24, 2000	OFFICERS
Edward C. Gonzales	Edward C. Gonzales President and Treasurer
Robert L. diBenedetto, M.D.	Jeffrey W. Sterling Vice President and Assistant Treasurer
Arthur Rhew Dooley, Jr.	Peter J. Germain Secretary
J. Gordon Reische	Timothy S. Johnson Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor of the funds

G01262-01 (10/00)

                              Appendix

Capital Appreciation Fund - Class A Shares page 4
The graphic presentation displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Capital
Appreciation Fund Class A Shares the Fund is represented by a solid line the S&P
500 is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the
Hibernia Capital Appreciation Fund Class A Shares and S&P 500 index. The "x"
axis reflects the cost of the investment. The "y' axis reflects computation periods from the Fund's start of business, 8-31-90 through 8-31-2000. The right margin reflects the ending value of the hypothetical investment of the Fund as compared to the S&P 500 index. The ending values are $51,283 and $60,041, respectively. There is also a legend in the center of the graphic presentation which indicates the Average Annual total Return for the period ended August 31,
2000, beginning with the inception date of the Fund October 14, 1988, and the one-year, five year and 10 year periods; the Average Annual Total Returns are
13.21%, 22.08% and 17.76%, respectively.

Capital Appreciation Fund - Class B Shares page 5
The graphic presentation displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Capital
Appreciation Fund Class B Shares the Fund is represented by a solid line the S&P
500 is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the
Hibernia Capital Appreciation Fund Class B Shares and S&P 500 index. The "x"
axis reflects the cost of the investment. The "y' axis reflects computation periods from the Fund's start of business, 12-2-96 through 8-31-2000. The right margin reflects the ending value of the hypothetical investment of the Fund as compared to the S&P 500 index. The ending values are $19,670 and $21,178, respectively. There is also a legend in the center of the graphic presentation which indicates the Average Annual total Return for the period ended August 31,
2000, beginning with the inception date of the Fund December 2, 1996, and the one-year period; the Average Annual Total Returns are 19.78% and 12.15%,
respectively.

Hibernia Louisiana Municipal Income Fund page 7
The graphic presentation displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Capital
Appreciation Fund Class A Shares the Fund is represented by a solid line the
Lehman Ten Year Insured Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical
$10,000 purchase in the Hibernia Louisiana Municipal Income Fund and Lehman Ten
Year Insured Index. The "x" axis reflects the cost of the investment. The "y'
axis reflects computation periods from the Fund's start of business, 8-31-90 through 8-31-2000. The right margin reflects the ending value of the hypothetical investment of the Fund as compared to the Lehman Ten Year Insured index. The ending values are $18,687 and $20,717, respectively. There is also a legend in the center of the graphic presentation which indicates the Average
Annual total Return for the period ended August 31, 2000, beginning with the inception date of the Fund October 14, 1988, and the one-year, five year and 10 year periods; the Average Annual Total Returns are 3.00%, 4.82% and 6.62%,
respectively.

Hibernia Mid Cap Equity Fund - Class A Shares Page 9
The graphic presentation displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Capital
Appreciation Fund Class A Shares the Fund is represented by a solid line the S&P
400 Mid Cap Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Hibernia Mid Cap Equity Fund and S&P 400 Mid Cap Index. The "x"
axis reflects the cost of the investment. The "y' axis reflects computation periods from the Fund's start of business, 8-31-90 through 8-31-2000. The right margin reflects the ending value of the hypothetical investment of the Fund as compared to the S&P 400 Mid Cap Index. The ending values are $51,282 and
$67,658, respectively. There is also a legend in the center of the graphic presentation which indicates the Average Annual total Return for the period ended August 31, 2000, beginning with the inception date of the Fund July 13,
1998, and the one-year, five year and 10 year periods; the Average Annual Total
Returns are 34.76%, 22.84% and 17.76%, respectively.

Hibernia Mid Cap Equity Fund - Class B Shares Page 10
The graphic presentation displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Capital
Appreciation Fund Class B Shares the Fund is represented by a solid line the S&P
400 Mid Cap Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Hibernia Mid Cap Equity Fund and S&P 400 Mid Cap Index. The "x"
axis reflects the cost of the investment. The "y' axis reflects computation periods from the Fund's start of business, 7-13-98 through 8-31-2000. The right margin reflects the ending value of the hypothetical investment of the Fund as compared to the S&P 400 Mid Cap Index. The ending values are $15,410 and
$15,109, respectively. There is also a legend in the center of the graphic presentation which indicates the Average Annual total Return for the period ended August 31, 2000, beginning with the inception date of the Fund July 13,
1998, and the one-year period; The Average Annual Total Returns were 22.43% and
34.54%, respectively.

Hibernia Total Return Bond Fund page 12
The graphic presentation displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Hibernia Total
Return Bond Fund. The Fund is represented by a solid line the Salomon Brothers
Broad Investment Grade Bond Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Hibernia Total Return Bond Fund and Salomon
Brothers Broad Investment Grade Bond Index. The "x" axis reflects the cost of the investment. The "y' axis reflects computation periods from the Fund's start of business, 11-2-92 through 8-31-2000. The right margin reflects the ending value of the hypothetical investment of the Fund as compared to the Salomon
Brothers Broad Investment Grade Bond Index. The ending values are $14,683 and
$16,753, respectively. There is also a legend in the center of the graphic presentation which indicates the Average Annual total Return for the period ended August 31, 2000, beginning with the inception date of the Fund November 2,
1992, and the one-year, five year and 10 year periods; the Average Annual Total
Returns are 2.36%, 4.63% and 5.23%, respectively.

U.S. Government Income Fund page 14

     The graphic  presentation  displayed here consists of a boxed legend in the upper center indicating the components of the corresponding line graph. Hibernia
U.S. Government Income Fund. The Fund is represented by a solid line the Salomon
Brothers Medium Term Broad Index is represented by a broken line. The line graph is a visual  representation of a comparison of change in value of a hypothetical
$10,000  purchase  in the  Hibernia  U.S.  Government  Income  Fund and  Salomon
Brothers  Medium  Term  Broad  Index.  The "x"  axis  reflects  the  cost of the investment.  The "y' axis reflects  computation periods from the Fund's start of business,  8-31-90 through 8-31-2000. The right margin reflects the ending value of the  hypothetical  investment of the Fund as compared to the Salomon Brothers
Medium  Term  Broad   Index.   The  ending   values  are  $17,858  and  $20,856,
respectively.  There is also a legend in the center of the graphic  presentation which  indicates the Average Annual total Return for the period ended August 31,
2000,  beginning  with the inception  date of the Fund November 2, 1992, and the one-year,  five year and 10 year periods;  the Average  Annual Total Returns are
3.31%, 5.06% and 6.46%, respectively.